Joint ventures and associated companies - Summary of Carrying Value of Interests in Joint Ventures and Associated Companies Accounted Under the Equity Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Joint Ventures And Associates [Line Items]
Net income	$ 21	$ 335
Other comprehensive income	1,532	(107)
Total comprehensive income (loss)	13,963	11,362
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount	165	164
Net income	113	328
Other comprehensive income		(8)
Total comprehensive income (loss)	113	320
Associated companies [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount	521	526
Net income	(92)	7
Total comprehensive income (loss)	$ (92)	$ 7